Investment in joint ventures (Details) - Schedule of carrying amount of the company’s interest in Promedical S.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in joint ventures (Details) - Schedule of carrying amount of the company’s interest in Promedical S.A [Line Items]
Net assets of Promedical S.A.	$ 3,789	$ 6,434
Proportion of the Group’s ownership interest in Promedical S.A.	1,895	3,217
Other adjustments	(390)	(774)
Carrying amount of the Group’s interest in Promedical S.A.	$ 1,505	$ 2,443
Promedical S.A [Member]
Investment in joint ventures (Details) - Schedule of carrying amount of the company’s interest in Promedical S.A [Line Items]
Promedical S.A.	50.00%	50.00%